OTHER INCOME (EXPENSES), NET - Additional information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsidy income		¥ (221,563)	$ (32,124)	¥ 88,026	¥ 1,542,668
Paycheck protection program loan
Subsidy income				2,900
Grant [Member]
Subsidy income	¥ 18,900				¥ 10,000
Pipeline [Member]
Subsidy income				¥ 4,500